SHAREHOLDERS' DEFICIT - Preference Shares (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' DEFICIT
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0